ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - National Holdings Investments Ltd [Member]	Dec. 31, 2022 USD ($)
Other payables	$ 45,816
Salary and welfare payable	197
Total Accrued expenses and other current liabilities	$ 46,013